Intangible Assets, Net (Notes)	6 Months Ended
Jun. 30, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
8. Intangible Assets, Net
Intangible assets, net was as follows:

	June 30, 2016			December 31, 2015			Weighted- Average Amortization Period (Years)
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(In thousands)
Amortizable assets:
Licenses and permits	$20,427	$(14,518)	$5,909	$20,427	$(13,729)	$6,698	3.8
Customer relationships	7,172	(3,970)	3,202	7,551	(3,921)	3,630	6.0
Rights-of-way and other	7,904	(2,201)	5,703	6,839	(1,797)	5,042	8.2
	35,503	(20,689)	14,814	34,817	(19,447)	15,370
Unamortizable assets:
Franchise rights and trademarks	50,500	—	50,500	50,500	—	50,500
Liquor licenses	19,958	—	19,958	19,075	—	19,075
Intangible assets, net	$105,961	$(20,689)	$85,272	$104,392	$(19,447)	$84,945

Intangible asset amortization expense for the three and six months ended June 30, 2016 was $0.8 million and $1.5 million, respectively, based on estimated useful lives ranging from 1 to 35 years. Intangible asset amortization expense for the three and six months ended June 30, 2015 was $0.7 million and $1.4 million, respectively, based on estimated useful lives ranging from 1 to 23 years.
Estimated amortization expense for the indicated periods is as follows (in thousands):

Remainder of 2016	$1,457
2017	2,880
2018	2,880
2019	2,212
2020	1,268
2021	980